Cash and cash equivalents (Details) - MXN ($) $ in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Cash and cash equivalents [Abstract]
Cash on hand		$ 925	$ 2,087
Cash at banks		158,035	302,753
Short-term investments	[1]	235,007	535,498
Restricted cash	[2]	67,587	62,366
Total cash and cash equivalents		$ 461,554	$ 902,704	$ 1,045,359	$ 743,046
Maximum period for fix-term deposits (promissory notes) and repurchase/resell agreement		3 years

[1]	Includes fix-term deposits (promissory notes) and repurchase/resell agreements with terms up to 3 days.
[2]	Restricted cash represents the amount required to guarantee payments according to the obligations arising from the debt agreements for the acquisition of vessels and guarantee found for the sale of Terminal Maritima de Tuxpan, S.A. de C.V.